Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies	12 Months Ended
Dec. 31, 2025
Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies [Abstract]
Receivable for cryptocurrencies collateral and borrowings denominated in cryptocurrencies
13.	Receivable for cryptocurrencies collateral and borrowings denominated in cryptocurrencies

Receivable for cryptocurrencies collateral

As of December 31, 2025, the Company held 3,338 BNB and 14,087 USDT pledged as collateral in connection with the borrowings denominated in cryptocurrencies, which are reported as receivable for cryptocurrencies collateral. During the years ended December 31, 2023, 2024 and 2025, no gain or loss from change in fair value of receivable for cryptocurrencies collateral was recorded.

Borrowings denominated in cryptocurrencies

Starting from 2025, the Company entered into multiple short-term loan agreements with third parties to borrow cryptocurrencies for working capital and value investment purpose. During the year ended December 31, 2025, the Company borrowed 1,700,000 USDT and 900 BTC, and repaid 900 BTC. As of December 31, 2025, the Company had 1,700,000 USDT in borrowings denominated in cryptocurrencies, which bears a 6% borrow fee. The borrowing has no predetermined maturity date and is repayable at the Company’s option and callable at the lender’s option, subject to 5 calendar days’ notice.

During the year ended December 31, 2025, the Company recorded RMB41,978,170 realized gain from change in fair value of borrowings denominated in cryptocurrencies. During the year ended December 31, 2025, the Company recorded RMB6,354,670 interest expense in connection with the borrowings denominated in cryptocurrencies.